Equity - Summary of Retained earnings (accumulated deficit) (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Legal reserve	[1]	₩ 235,416	₩ 235,416
Other reserve		68,251	68,251
Defined benefit plan actuarial income (loss)		(84,833)	47,087
Unappropriated retained earnings (accumulated deflict)		(237,346)	2,325,260
Total	[1]	₩ (18,512)	₩ 2,676,014

[1]

(*) The Commercial Code of the Republic of Korea requires the Parent Company to appropriate, as a legal reserve, an amount equal to a minimum of 10% of cash dividends paid until such reserve equals 50% of its issued share capital. The reserve is not available for the payment of cash dividends, but may be transferred to share capital or used to reduce accumulated deficit.